Note 11 - Stockholders' Equity (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended				4 Months Ended	0 Months Ended		1 Months Ended
	Apr. 30, 2014	Mar. 30, 2012	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Aug. 14, 2013	Nov. 12, 2014	Oct. 23, 2014	Feb. 21, 2014	Feb. 26, 2014	Apr. 17, 2014	Apr. 30, 2014	Apr. 16, 2014	Mar. 31, 2014	Apr. 16, 2014	Aug. 11, 2006	Aug. 10, 2006	May 13, 2013	Jan. 24, 2013	Nov. 02, 2012	Oct. 18, 2012	Aug. 30, 2013	Jul. 08, 2014	Feb. 25, 2014	Jun. 18, 2014	Jun. 04, 2014	Mar. 26, 2014	Mar. 21, 2014
Note 11 - Stockholders' Equity (Details) [Line Items]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction																	1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001											$ 0.001	$ 0.01
Shares of Capital Stock Authorized under Certificate of Incorporation				501,000,000		501,000,000
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000
Preferred Stock, Shares Authorized				1,000,000		1,000,000
Stock Issued During Period, Shares, Purchase of Assets		1,900,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars)		$ 1,045,000			$ 1,142,801
Stock Issued During Period, Shares, New Issues	500,000		500,000
Stock Issued During Period, Value, New Issues (in Dollars)				875,000	500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														1,000,000		1,000,000
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized				2,000
Preferred Stock, Shares Authorized						2,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding				0
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized				4,000		4,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001
Preferred Stock, Dividend Rate, Percentage						4.00%
Preferred Stock, Shares Outstanding						467
Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized						1,750
Preferred Stock, Dividend Rate, Percentage						8.00%
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001
Temporary Equity, Shares Outstanding						87
Temporary Equity, Shares Authorized				1,175
Convertible Preferred Stock [Member] | Series D Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized						1,180
Preferred Stock, Dividend Rate, Percentage						8.00%
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001
Temporary Equity, Shares Outstanding						860
Temporary Equity, Shares Authorized				1,180
Series B Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Outstanding																			467
Series C Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																						$ 0.001
Preferred Stock, Dividend Rate, Percentage						8.00%
Preferred Stock, Shares Outstanding																			87	720	750
Series D Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Outstanding																							930
Common Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001
Stock Issued During Period, Shares, Purchase of Assets		1,900,000			2,110,647
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.55					$ 0.25
Stock Issued During Period, Value, Purchase of Assets (in Dollars)		1,045,000			2,111
Stock Issued During Period, Shares, New Issues				39,864,947	2,000,000		2,000,000
Stock Issued During Period, Value, New Issues (in Dollars)				39,865	2,000.00		500,000
Subsequent Event [Member] | Southridge Partners IILP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								2,528,912	4,214,853
Proceeds from Issuance of Common Stock (in Dollars)								30,000
Additional Take Down Request Amount (in Dollars)									51,000															125,000
Shares Issued, Price Per Share (in Dollars per share)								$ 0.012	$ 0.012
Subsequent Event [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Litigation Settlement, Amount (in Dollars)										250,000	250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									5,000,000
ASC Recap LLC [Member] | Settled Litigation [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Other	8,079,800											8,079,800	8,079,800
Shares Issued, Price Per Share (in Dollars per share)	0.031												$ 0.031
ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Litigation Settlement, Amount (in Dollars)											250,000	250,000
Southridge Partners IILP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																31,760,578
Common Stock, Shares Subscribed but Unissued								2,200,000						3,200,000		3,200,000													35,000,000
Initial Take-Down Request, Amount (in Dollars)																												300,000
Proceeds from Issuance of Common Stock (in Dollars)														200,000	100,000
Additional Take Down Request Amount (in Dollars)																								$ 125,000		$ 100,000	$ 100,000
Shares Issued, Price Per Share (in Dollars per share)														$ 0.02		$ 0.02